ACQUISITION AND DISPOSITIONS - OTHER DISPOSITIONS (Details) CAD in Millions, $ in Millions	1 Months Ended									12 Months Ended
	Dec. 31, 2016 CAD	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CAD	May 31, 2015 CAD	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CAD	Mar. 31, 2014 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
OTHER DISPOSITIONS
Gain on sale										CAD 848	CAD 94	CAD 38
Other miscellaneous non-core assets | Disposed of by sale, not discontinued operations
OTHER DISPOSITIONS
Cash proceeds from sale of assets	CAD 286
Frontier Pipeline Company | Disposed of by sale, not discontinued operations
OTHER DISPOSITIONS
Ownership percent sold		77.80%	77.80%
Cash proceeds from sale of assets		$ 85	CAD 112
Gain on sale		$ 53	CAD 70
Certain crude oil pipeline system assets | Disposed of by sale, not discontinued operations
OTHER DISPOSITIONS
Cash proceeds from sale of assets				CAD 26
Gain on sale				CAD 22
Non-core assets within Enbridge Offshore Pipelines | Disposed of by sale, not discontinued operations
OTHER DISPOSITIONS
Cash proceeds from sale of assets					$ 7	CAD 7
Gain on sale					$ 19	CAD 22
Southern Access Extension Project | Disposed of by sale, not discontinued operations
OTHER DISPOSITIONS
Ownership percentage sold							35.00%	35.00%
Cash proceeds from sale of assets							$ 68	CAD 73
Gain on sale								CAD 0
Alternative and Emerging Technologies | Disposed of by sale, not discontinued operations
OTHER DISPOSITIONS
Cash proceeds from sale of assets									CAD 19
Gain on sale									CAD 16